ORGANIZATION AND BASIS OF PRESENTATION (Basis Of Presentation) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Jun. 30, 2013 Zap Hangzhou [Member]
Business Acquisition [Line Items]
Date of acquisition	Jan. 21, 2011	Jan. 21, 2011
Percentage of equity shares acquired	51.00%	51.00%
Acquisition purchase price	$ 3,175,000
Acquisition, cash paid	29,000,000
Shares of common stock paid in acquisition	8,000,000	8,000,000
Value of shares of common stock paid in acquisition	2,700,000
Electric vehicle incentive, per vehicle	$ 9,510	60,000
Ownership percentage			37.50%